Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues, Net	$ 69,446,852	$ 48,259,601
Cost of Goods Sold	53,427,461	29,519,143
Gross Profit	16,019,391	18,740,458
Operating Expenses:
General and Administrative	33,780,783	18,637,477
Sales and Marketing	3,530,529	1,489,664
Professional Fees	9,078,289	2,040,004
Depreciation and Amortization	4,767,396	2,576,263
Total Operating Expenses	51,156,997	24,743,408
Loss from Operations	(35,137,606)	(6,002,950)
Other Expense (Income):
Interest Expense	2,736,875	2,179,137
Interest Income	(64,837)	(115,572)
Loss on Investments	1,089,047	2,126,112
(Gain) Loss on Change in Fair Value of Derivative Liabilities	(825,000)	251,663
(Gain) on Change in Fair Value of Contingent Liabilities	(4,031,634)
Loss on Disposition of Subsidiary	6,090,337
Impairment Expense	817,875
Other Expense (Income), Net	117,216	(203,345)
Total Other Expense, Net	5,929,879	4,237,995
Loss from Operations Before Provision for Income Tax Expense	(41,067,485)	(10,240,945)
Provision for Income Tax Expense	3,298,101	6,418,533
Net Loss	(44,365,586)	(16,659,478)
Net Loss Attributable to Non-Controlling Interest	(197,774)	0
Net Loss Attributable to the Company	$ (44,167,812)	$ (16,659,478)
Loss Per Share - Basic and Diluted
Earnings per share, basic	$ (1.13)	$ (0.78)
Earnings per share, diluted	$ (1.13)	$ (0.78)
Weighted-Average Shares Outstanding - Basic and Diluted
Weighted average shares outstanding, basic	39,243,005	21,265,601
Weighted average shares outstanding, diluted	39,243,005	21,265,601